Document and Entity Information	0 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	EGA Emerging Global Shares Trust
Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Jul. 27, 2012
Document Effective Date	Jul. 30, 2012
Prospectus Date	Jul. 30, 2012